Nature of Business and Basis of Presentation	12 Months Ended
Dec. 31, 2021
Accounting Policies [Abstract]
NATURE OF BUSINESS AND BASIS OF PRESENTATION

1. NATURE OF BUSINESS AND BASIS OF PRESENTATION

Nature of Business

Vicarious Surgical Inc. (“Vicarious” or the “Company”) was incorporated in the state of Delaware on May 1, 2014, and is headquartered in Waltham, Massachusetts. The Company is currently developing its virtual reality surgical system using proprietary human-like surgical robots and virtual reality to transport surgeons inside the patient to perform minimally invasive surgical procedures.

The accompanying financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“US GAAP”). Any reference in these notes to applicable guidance is meant to refer to the authoritative US GAAP.

Unless otherwise indicated or the context otherwise requires, references in this Annual Report on Form 10-K to the “Company” and “Vicarious Surgical” refer to the consolidated operations of Vicarious Surgical Inc. References to “D8” refer to the company prior to the consummation of the Business Combination and references to “Legacy Vicarious Surgical” refer to Vicarious Surgical Inc. prior to the consummation of the Business Combination.

On April 15, 2021, the Company entered into an Agreement and Plan of Merger (the “Merger Agreement”) with D8 Holdings Corp (“D8”) to effect a business combination between D8 and the Company with the Company surviving the merger as a wholly owned subsidiary of D8 (the “Business Combination”). On September 17, 2021 the Merger Agreement was effected, and each share of Vicarious Surgical Inc. stock was exchanged for 3.29831 shares of D8 common stock. The Company received total proceeds of $77,993 after redemptions. In connection with the Business Combination, D8 entered into subscription agreements with subscribers who agreed to purchase an aggregate of 14,200,000 shares of Class A common stock for a purchase price of $142,000 (the “PIPE”), all of which were issued on the effective date. In total, this provided the Company cash of $190,424, which is net of transaction costs of $29,569.

Legacy Vicarious Surgical was deemed to be the accounting acquirer in the Business Combination. The determination was primarily based on Legacy Vicarious Surgical’s stockholders having a majority of the voting power in the combined Company, Legacy Vicarious Surgical having the ability to appoint a majority of the Board of Directors of the Company, Legacy Vicarious Surgical’s existing management team comprising the senior management of the combined Company, Legacy Vicarious Surgical comprising the ongoing operations of the combined Company and the combined Company assuming Vicarious Surgical’s name. Accordingly, for accounting purposes, the Business Combination was treated as the equivalent of Legacy Vicarious Surgical issuing stock for the net assets of D8, accompanied by a recapitalization. The net assets of D8 are stated at historical cost, with no goodwill or other intangible assets recorded.

While D8 was the legal acquirer in the Business Combination, because Legacy Vicarious Surgical was deemed the accounting acquirer, the historical financial statements of Legacy Vicarious Surgical became the historical financial statements of the combined Company upon the consummation of the Business Combination. As a result, the financial statements included in this report reflect (i) the historical operating results of Legacy Vicarious Surgical prior to the Business Combination; (ii) the combined results of D8 and Legacy Vicarious Surgical following the close of the Business Combination; (iii) the assets and liabilities of Legacy Vicarious Surgical at their historical cost; and (iv) the Legacy Vicarious Surgical’s equity structure for all periods presented, as affected by the recapitalization presentation.

In accordance with guidance applicable to these circumstances, the equity structure has been restated in all comparable periods up to September 17, 2021, to reflect the number of shares of the Company’s common stock, $0.0001 par value per share, issued to Legacy Vicarious Surgical’s stockholders in connection with the Business Combination. As such, the shares and corresponding capital amounts and earnings per share related to Legacy Vicarious Surgical’s outstanding convertible preferred stock and Legacy Vicarious Surgical’s common stock prior to the Business Combination have been retroactively restated as shares reflecting the exchange ratio of 3.29831 established in the Business Combination. Legacy Vicarious Surgical’s convertible preferred stock previously classified as mezzanine was retroactively adjusted, converted into common stock and reclassified to permanent as a result of the reverse recapitalization.

Basis of Presentation

The consolidated financial statements of the Company are prepared in conformity with accounting principles generally accepted in the United States of America (“US GAAP”) and pursuant to the regulations of the U.S Securities and Exchange Commission (“SEC”). Any reference in these notes to applicable guidance is meant to refer to GAAP as found in the Accounting Standards Codification (“ASC”) and Accounting Standards Updates (“ASU”) promulgated by the Financial Accounting Standards Board (“FASB”).

Principles of Consolidation

The accompanying consolidated financial statements include the accounts of the Company and its wholly-owned subsidiaries. All intercompany transactions and balances have been eliminated in consolidation.